Financial Liabilities Arising from Unvested Restricted Shares (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities Arising From Unvested Restricted Shares

	As of December 31,
	2021	2022
	US$	US$
Payables in respect of unvested restricted shares attributable to:
Dr. Yu (the chief executive of the Company)	1,647	68